Employee benefits - Net defined benefit obligations - Weighted average duration (Details) - Present value of defined benefit obligation [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	9 years	6 years	6 years
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	13 years
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	14 years
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	18 years
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	2 years
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	5 years